SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Finance lease receivables, net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful on finance lease receivables	$ 0	$ 0	$ 0
Finance lease receivables
Minimum lease payments receivable	288,026	511,030	1,343,662
Less: Unearned interest	67,484	103,786	328,585
Financing lease receivables, net	220,542	407,244	1,015,077
Finance lease receivables, net, current portion	170,337	314,264	541,605
Finance lease receivables, net, noncurrent portion	50,205	92,980	$ 473,472
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Twelve months ending June 30, 2023		345,425
Twelve months ending March 31, 2024		150,633
Twelve months ending March 31, 2025		14,972
Future scheduled minimum lease payments for investments
Twelve months ending December 31, 2023	196,715
Twelve months ending December 31, 2024	66,544
Twelve months ending December 31, 2025	24,767
Total	$ 288,026	$ 511,030